Acquisitions - Summary of Estimated Fair Values of Assets Acquired and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended					0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2011	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Mar. 14, 2011 Singer Steel Company [Member]	Dec. 31, 2011 Singer Steel Company [Member]	Dec. 09, 2011 Turret Steel [Member]
Business Acquisition [Line Items]
Cash						$ 0.3		$ 1.8
Restricted cash						6.5
Accounts receivable						7.3		12.0
Inventory						16.3		26.7
Property, plant, and equipment						8.2		2.9
Intangible assets						4.3		45.1
Goodwill		91.6	91.6	0	96.6			25.1
Other assets						0.2		1.2
Total identifiable assets acquired						43.1		114.8
Current liabilities						11.4		17.5
Deferred tax liabilities						2.3		18.5
Total liabilities assumed						13.7		36.0
Net identifiable assets acquired						29.4
Bargain purchase	(5.8)					(5.8)	(5.8)
Net assets acquired						$ 23.6		$ 78.8